UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Greater India Fund
Eaton Vance Investment Grade Income Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Parametric Option Absolute Return Strategy Fund
Eaton Vance Real Estate Fund
Eaton Vance Small-Cap Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund

Eaton Vance
Balanced Fund
September 30, 2011 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2011, the Fund owned 52.9% of Investment Grade Income Portfolio’s outstanding interests and 59.8% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Core Research Portfolio (identified cost, $109,362,551)	$114,462,011	61.1%

Investment Grade Income Portfolio (identified cost, $71,169,697)	73,263,321	39.1

Total Investments in Affiliated Portfolios (identified cost, $180,532,248)	$187,725,332	100.2%

Other Assets, Less Liabilities	$(323,035)	(0.2)%

Net Assets	$187,402,297	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2011 and December 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Dividend Builder Fund
September 30, 2011 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $1,055,785,527 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 5.6%
BAE Systems PLC	3,000,000	$12,390,490
Lockheed Martin Corp.(1)	335,000	24,334,400
United Technologies Corp.	325,000	22,867,000

		$59,591,890

Chemicals — 2.0%
BASF SE	150,000	$9,144,811
Praxair, Inc.(1)	130,000	12,152,400

		$21,297,211

Commercial Banks — 4.8%
PNC Financial Services Group, Inc.	425,000	$20,480,750
Wells Fargo & Co.	1,241,672	29,949,129

		$50,429,879

Communications Equipment — 4.0%
HTC Corp.	711,900	$15,631,107
QUALCOMM, Inc.	350,000	17,020,500
Telefonaktiebolaget LM Ericsson, Class B	968,860	9,303,000

		$41,954,607

Computers & Peripherals — 3.3%
Apple, Inc.(2)	92,000	$35,068,560

		$35,068,560

Diversified Telecommunication Services — 4.8%
Nippon Telegraph & Telephone Corp.	225,000	$10,779,330
Tele2 AB	795,000	14,399,453
Telstra Corp., Ltd.	2,000,000	5,956,451
Verizon Communications, Inc.(1)	525,000	19,320,000

		$50,455,234

Electric Utilities — 1.4%
PPL Corp.	518,558	$14,799,645

		$14,799,645

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	175,000	$10,452,750

		$10,452,750

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.(1)	155,000	$12,728,600
Wal-Mart Stores, Inc.	350,000	18,165,000

		$30,893,600

Food Products — 2.8%
Nestle SA	350,000	$19,268,438
Sara Lee Corp.	650,000	10,627,500

		$29,895,938

Health Care Equipment & Supplies — 1.4%
Covidien PLC	325,000	$14,332,500

		$14,332,500

1

Security	Shares	Value
Health Care Providers & Services — 3.1%
Fresenius Medical Care AG & Co. KGaA	280,372	$19,020,191
UnitedHealth Group, Inc.	300,000	13,836,000

		$32,856,191

Hotels, Restaurants & Leisure — 3.5%
McDonald’s Corp.	409,000	$35,918,380
Tatts Group, Ltd.	720,000	1,540,447

		$37,458,827

Insurance — 6.0%
Aflac, Inc.	350,000	$12,232,500
Lincoln National Corp.(1)	650,600	10,168,878
MetLife, Inc.(1)	500,169	14,009,734
Prudential Financial, Inc.	576,304	27,005,605

		$63,416,717

IT Services — 5.9%
Accenture PLC, Class A	460,000	$24,232,800
International Business Machines Corp.	170,000	29,755,100
Visa, Inc., Class A(1)	97,000	8,314,840

		$62,302,740

Machinery — 1.5%
Illinois Tool Works, Inc.(1)	390,000	$16,224,000

		$16,224,000

Media — 2.9%
Eutelsat Communications	175,000	$7,030,107
McGraw-Hill Cos., Inc. (The)	200,000	8,200,000
Time Warner Cable, Inc.(1)	245,000	15,354,150

		$30,584,257

Metals & Mining — 0.9%
BHP Billiton, Ltd. ADR(1)	150,000	$9,966,000

		$9,966,000

Multi-Utilities — 4.6%
CMS Energy Corp.(1)	800,000	$15,832,000
National Grid PLC	700,000	6,938,405
PG&E Corp.	495,000	20,943,450
Sempra Energy	100,000	5,150,000

		$48,863,855

Oil, Gas & Consumable Fuels — 10.7%
Chevron Corp.	180,000	$16,653,600
ConocoPhillips	365,000	23,111,800
ENI SpA(1)	1,070,000	18,824,209
Kinder Morgan Management, LLC(2)	253,648	14,886,601
Occidental Petroleum Corp.	129,000	9,223,500
Royal Dutch Shell PLC, Class A	1,000,000	30,896,999

		$113,596,709

Pharmaceuticals — 7.7%
Abbott Laboratories(1)	200,000	$10,228,000
Johnson & Johnson	284,000	18,093,640
Novartis AG	260,000	14,524,035
Pfizer, Inc.	350,000	6,188,000
Sanofi SA	225,000	14,799,768
Teva Pharmaceutical Industries, Ltd. ADR	475,000	17,679,500

		$81,512,943

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management, Inc.	1,000,000	$16,630,000

		$16,630,000

Road & Rail — 2.0%
Union Pacific Corp.	260,000	$21,234,200

		$21,234,200

Software — 5.2%
Activision Blizzard, Inc.(1)	1,500,000	$17,850,000
Microsoft Corp.	870,000	21,654,300
Oracle Corp.	550,000	15,807,000

		$55,311,300

Specialty Retail — 2.8%
DSW, Inc., Class A	251,928	$11,634,035
TJX Companies, Inc. (The)	325,000	18,027,750

		$29,661,785

Tobacco — 3.1%
British American Tobacco PLC	485,000	$20,479,273
Philip Morris International, Inc.	200,000	12,476,000

		$32,955,273

Wireless Telecommunication Services — 2.5%
Millicom International Cellular SA SDR	55,000	$5,480,841
Vodafone Group PLC ADR(1)	840,000	21,546,000

		$27,026,841

Total Common Stocks (identified cost $974,850,619)		$1,038,773,452

Short-Term Investments — 5.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$45,739	$45,739,482
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	6,983	6,982,986

Total Short-Term Investments (identified cost $52,722,468)		$52,722,468

Total Investments — 103.0% (identified cost $1,027,573,087)		$1,091,495,920

Other Assets, Less Liabilities — (3.0)%		$(32,283,410)

Net Assets — 100.0%		$1,059,212,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)		All or a portion of this security was on loan at September 30, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2011, the Portfolio loaned securities having a market value of $43,866,456 and received $45,739,482 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 were $57,663 and $16,232, respectively.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	72.1%	$763,800,797
United Kingdom	6.7	70,705,167
Ireland	3.6	38,565,300
Switzerland	3.2	33,792,473
Germany	2.6	28,165,002
Sweden	2.2	23,702,453
France	2.1	21,829,875
Italy	1.8	18,824,209
Taiwan	1.5	15,631,107
Japan	1.0	10,779,330
Australia	0.7	7,496,898
Luxembourg	0.5	5,480,841

Long-Term Investments	98.0%	$1,038,773,452
Short-Term Investments		$52,722,468

Total Investments		$1,091,495,920

A summary of open financial instruments at September 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Appreciation
10/17/11	Euro 29,969,830	United States Dollar 41,072,453	Citibank NA	$924,275
10/17/11	Euro 29,969,830	United States Dollar 41,061,514	Standard Chartered Bank	913,335
10/17/11	Euro 29,969,830	United States Dollar 41,058,667	State Street Bank and Trust	910,489

				$2,748,099

At September 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio engages in forward foreign currency exchange contracts to enhance return or to hedge against fluctuations in currency exchange rates.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $2,748,099.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,030,828,494

Gross unrealized appreciation	$118,635,993
Gross unrealized depreciation	(57,968,567)

Net unrealized appreciation	$60,667,426

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$89,134,315	$8,570,554		$—	$97,704,869
Consumer Staples	53,997,100	39,747,711		—	93,744,811
Energy	74,328,251	49,721,208		—	124,049,459
Financials	130,476,596	—		—	130,476,596
Health Care	80,357,640	48,343,994		—	128,701,634
Industrials	84,659,600	12,390,490		—	97,050,090
Information Technology	169,703,100	24,934,107		—	194,637,207
Materials	22,118,400	9,144,811		—	31,263,211
Telecommunication Services	40,866,000	36,616,075		—	77,482,075
Utilities	56,725,095	6,938,405		—	63,663,500

Total Common Stocks	$802,366,097	$236,407,355	*	$—	$1,038,773,452

Short-Term Investments	$—	$52,722,468		$—	$52,722,468

Total Investments	$802,366,097	$289,129,823		$—	$1,091,495,920

Forward Foreign Currency Exchange Contracts	$—	$2,748,099		$—	$2,748,099

Total	$802,366,097	$291,877,922		$—	$1,094,244,019

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Equity Asset Allocation Fund
September 30, 2011 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) and in shares of Eaton Vance Parametric Structured International Equity Fund (the Affiliated Investment Fund), each managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2011, the Fund owned 0.1% of Large-Cap Value Portfolio’s outstanding interests, 3.8% of Large-Cap Growth Portfolio’s outstanding interests, 0.3% of SMID-Cap Portfolio’s outstanding interests, 1.9% of Large-Cap Core Research Portfolio’s outstanding interests, 2.5% of Multi-Cap Growth Portfolio’s outstanding interests and 1.6% of Small-Cap Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at September 30, 2011 is set forth below.

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 86.3%

Description	Value

Large-Cap Value Portfolio (identified cost, $6,710,016)	$6,755,715

Large-Cap Growth Portfolio (identified cost, $6,538,886)	6,741,520

SMID-Cap Portfolio (identified cost, $2,909,582)	3,678,304

Large-Cap Core Research Portfolio (identified cost, $3,890,260)	3,610,197

Multi-Cap Growth Portfolio (identified cost, $3,576,222)	3,540,902

Small-Cap Portfolio (identified cost, $2,618,577)	2,533,874

Total Investments in Affiliated Portfolios (identified cost, $26,243,543)	$26,860,512

Investments in Affiliated Investment Funds — 14.0%

Security	Shares	Value
Eaton Vance Parametric Structured International Equity Fund, Class I	466,102	$4,358,051

Total Investments in Affiliated Investment Funds (identified cost, $5,500,000)		$4,358,051

Total Investments — 100.3% (identified cost, $31,743,543)		$31,218,563

Other Assets, Less Liabilities — (0.3)%		$(95,237)

Net Assets — 100%		$31,123,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The cost and unrealized appreciation (depreciation) of investments in the Affiliated Investment Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,500,000

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,141,949)

Net unrealized depreciation	$(1,141,949)

Transactions in the Affiliated Investment Fund for the fiscal year to date ended September 30, 2011 were as follows:

	Value,					Value,
	beginning	Cost of	Proceeds	Investment	Realized	end of
Fund	of period	purchases	from sales	income	gain (loss)	period

Eaton Vance Parametric Structured International Equity Fund, Class I	$—	$5,500,000	$—	$—	$—	$4,358,051

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Fund’s investments in the Portfolios at September 30, 2011 and December 31, 2010 and in the Affiliated Investment Fund at September 30, 2011 were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and the Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Subsequent Event

On October 17, 2011, the Fund’s Trustees approved the liquidation and termination of the Fund. Effective after the close of business on October 21, 2011, shares of the Fund were no longer available for purchase or exchange, subject to limited exceptions for certain retirement plans. The Fund is expected to be liquidated on or about December 21, 2011.

Eaton Vance
Greater India Fund
September 30, 2011 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $468,594,145 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
India — 90.5%
Airlines — 0.5%
Jet Airways (India), Ltd.(1)	475,995	$2,268,670

		$2,268,670

Auto Components — 1.0%
Exide Industries, Ltd.	1,801,132	$4,699,635

		$4,699,635

Automobiles — 5.8%
Bajaj Auto, Ltd.	239,040	$7,465,745
Mahindra & Mahindra, Ltd.	719,476	11,741,631
Tata Motors, Ltd.	2,526,050	7,941,502

		$27,148,878

Commercial Banks — 15.4%
Allahabad Bank, Ltd.	1,909,984	$6,117,496
Bank of Baroda	326,451	5,044,531
Canara Bank, Ltd.	617,508	5,513,947
HDFC Bank, Ltd.	2,374,745	22,447,625
ICICI Bank, Ltd.	1,083,794	19,106,745
State Bank of India	365,148	14,132,568

		$72,362,912

Construction & Engineering — 4.4%
IRB Infrastructure Developers, Ltd.	2,169,893	$7,161,300
Larsen & Toubro, Ltd.	484,350	13,342,342

		$20,503,642

Construction Materials — 1.0%
UltraTech Cement, Ltd.	192,692	$4,473,194

		$4,473,194

Diversified Financial Services — 3.6%
Infrastructure Development Finance Co., Ltd.	4,291,582	$9,577,492
Rural Electrification Corp., Ltd.	2,046,404	7,124,686

		$16,702,178

Electric Utilities — 3.0%
Power Grid Corporation of India, Ltd.	3,483,439	$7,009,135
Tata Power Co., Ltd.	3,363,090	6,818,884

		$13,828,019

Electrical Equipment — 2.3%
Bharat Heavy Electricals, Ltd.	181,332	$6,029,442
Crompton Greaves, Ltd.	1,598,635	4,884,249

		$10,913,691

Hotels, Restaurants & Leisure — 1.2%
Mahindra Holidays & Resorts India, Ltd.	800,033	$5,434,523

		$5,434,523

Independent Power Producers & Energy Traders — 1.9%
GVK Power & Infrastructure, Ltd.(1)	8,615,919	$2,774,988
NTPC, Ltd.	1,817,114	6,247,533

		$9,022,521

1

Security	Shares	Value
IT Services — 13.1%
HCL Technologies, Ltd.	1,515,489	$12,521,281
Infosys, Ltd.	531,963	27,325,318
Tata Consultancy Services, Ltd.	1,036,575	21,747,466

		$61,594,065

Machinery — 2.1%
Ashok Leyland, Ltd.	14,098,778	$7,429,852
BEML, Ltd.	271,301	2,516,112

		$9,945,964

Media — 1.1%
Zee Entertainment Enterprises, Ltd.	2,193,917	$5,223,411

		$5,223,411

Metals & Mining — 4.6%
Hindalco Industries, Ltd.	2,125,980	$5,611,974
Sterlite Industries (India), Ltd.	2,629,459	6,018,263
Tata Steel, Ltd.	1,190,524	10,026,135

		$21,656,372

Oil, Gas & Consumable Fuels — 9.1%
Bharat Petroleum Corp., Ltd.	253,543	$3,349,771
Cairn India, Ltd.(1)	887,940	4,922,238
Coal India, Ltd.	788,710	5,337,424
Oil & Natural Gas Corp., Ltd.	919,150	4,984,597
Reliance Industries, Ltd.	1,484,387	24,269,642

		$42,863,672

Pharmaceuticals — 7.4%
Aurobindo Pharma, Ltd.	1,827,935	$4,594,644
Cipla, Ltd.	1,260,398	7,285,475
Dr. Reddy’s Laboratories, Ltd.	405,299	12,167,980
Glenmark Pharmaceuticals, Ltd.	960,991	6,315,740
Lupin, Ltd.	440,933	4,247,293

		$34,611,132

Real Estate Management & Development — 0.7%
DLF, Ltd.	697,170	$3,117,126

		$3,117,126

Thrifts & Mortgage Finance — 2.7%
Housing Development Finance Corp., Ltd.	985,720	$12,854,590

		$12,854,590

Tobacco — 5.5%
ITC, Ltd.	6,428,799	$25,858,129

		$25,858,129

Wireless Telecommunication Services — 4.1%
Bharti Airtel, Ltd.	2,489,816	$19,151,860

		$19,151,860

Total India (identified cost $420,707,374)		$424,234,184

Sri Lanka — 5.1%

Commercial Banks — 2.1%
Commercial Bank of Ceylon PLC	9,239,174	$9,633,222

$9,633,222

2

Security	Shares	Value
Industrial Conglomerates — 1.9%
John Keells Holdings PLC	4,778,968	$8,933,461

		$8,933,461

Wireless Telecommunication Services — 1.1%
Dialog Axiata PLC	68,161,980	$5,133,797

		$5,133,797

Total Sri Lanka (identified cost $22,483,982)		$23,700,480

Total Common Stocks (identified cost $443,191,356)		$447,934,664

Short-Term Investments — 0.1%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	$572	$572,353

Total Short-Term Investments (identified cost $572,353)		$572,353

Total Investments — 95.7% (identified cost $443,763,709)		$448,507,017

Other Assets, Less Liabilities — 4.3%		$20,088,106

Net Assets — 100.0%		$468,595,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$465,189,180

Gross unrealized appreciation	$54,613,267
Gross unrealized depreciation	(71,295,430)

Net unrealized depreciation	$(16,682,163)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$42,506,447		$—	$42,506,447
Consumer Staples	—	25,858,129		—	25,858,129
Energy	3,349,771	39,513,901		—	42,863,672
Financials	9,633,222	105,036,806		—	114,670,028
Health Care	—	34,611,132		—	34,611,132
Industrials	8,933,461	43,631,967		—	52,565,428
Information Technology	—	61,594,065		—	61,594,065
Materials	—	26,129,566		—	26,129,566
Telecommunication Services	5,133,797	19,151,860		—	24,285,657
Utilities	—	22,850,540		—	22,850,540

Total Common Stocks	$27,050,251	$420,884,413	*	$—	$447,934,664

Short-Term Investments	$—	$572,353		$—	$572,353

Total Investments	$27,050,251	$421,456,766		$—	$448,507,017

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Investment Grade Income Fund
September 30, 2011 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $48,483,098 and the Fund owned 35.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 23.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.4%
Ford Motor Co., 7.45%, 7/16/31(1)	$500	$568,043

		$568,043

Automotive & Auto Parts — 0.3%
O’Reilly Automotive, Inc., 4.875%, 1/14/21	$415	$431,615

		$431,615

Banks — 2.1%
American Express Co., 8.125%, 5/20/19	$405	$512,492
Bank of America Corp., 5.65%, 5/1/18(1)	580	552,033
Citigroup, Inc., 5.85%, 8/2/16(1)	745	797,866
Citigroup, Inc., 8.50%, 5/22/19	185	224,019
Invesco, Ltd., 5.375%, 12/15/14	650	707,487
Merrill Lynch & Co., 5.70%, 5/2/17(1)	200	178,724

		$2,972,621

Beverages — 1.3%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$205,832
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	807,903
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	734,347

		$1,748,082

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$607,600

		$607,600

Broadcasting and Cable — 0.5%
Time Warner, Inc., 5.875%, 11/15/16	$620	$702,039

		$702,039

Chemicals — 0.5%
Dow Chemical Co. (The), 7.60%, 5/15/14	$625	$710,558

		$710,558

Commercial Services — 1.1%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$429,193
Waste Management, Inc., 7.375%, 3/11/19	260	326,711
Western Union Co. (The), 6.20%, 11/17/36	700	745,701

		$1,501,605

Communications Services — 0.7%
Crown Castle International Corp., 9.00%, 1/15/15	$270	$287,550
Qwest Corp., 7.625%, 6/15/15	640	688,000

		$975,550

Diversified Manufacturing — 1.7%
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	$1,310	$1,623,765
Tyco Electronics Group SA, 6.55%, 10/1/17	620	730,235

		$2,354,000

Drugs — 0.7%
Abbott Laboratories, 6.00%, 4/1/39(1)	$420	$546,939
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	461,756

		$1,008,695

1

	Principal
	Amount
Security	(000’s omitted)	Value
Electric Utilities — 0.9%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$507,500
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	762,167

		$1,269,667

Energy — 0.5%
Petrobras International Finance Co., 7.875%, 3/15/19	$570	$666,900

		$666,900

Financial Services — 1.2%
AWAS Aviation Capital, Ltd., 7.00%, 10/15/16(2)	$571	$562,632
Capital One Bank USA NA, 8.80%, 7/15/19	320	377,960
General Electric Capital Corp., 5.625%, 5/1/18	270	295,880
Janus Capital Group, Inc., 6.70%, 6/15/17	370	383,954

		$1,620,426

Foods — 0.8%
Kraft Foods, Inc., 5.375%, 2/10/20	$510	$578,913
Kraft Foods, Inc., 6.50%, 2/9/40	120	147,596
Ralcorp Holdings, Inc., 4.95%, 8/15/20(1)	365	354,429

		$1,080,938

Foods-Retail — 0.6%
Safeway, Inc., 5.00%, 8/15/19	$730	$799,192

		$799,192

Health Services — 0.3%
McKesson Corp., 6.50%, 2/15/14	$340	$380,321

		$380,321

Insurance — 0.7%
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$595	$632,035
Willis Group Holdings PLC, 4.125%, 3/15/16	265	269,811

		$901,846

Lodging and Gaming — 1.0%
International Game Technology, 7.50%, 6/15/19	$100	$119,651
Penn National Gaming, Inc., 8.75%, 8/15/19(1)	540	577,800
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15(1)	650	703,625

		$1,401,076

Office Equipment/Supplies — 0.5%
Xerox Corp., 7.20%, 4/1/16	$650	$753,843

		$753,843

Oil and Gas-Equipment and Services — 1.0%
Ensco PLC, 3.25%, 3/15/16(1)	$720	$732,297
Weatherford International, Inc., 6.35%, 6/15/17(1)	630	712,970

		$1,445,267

Pipelines — 0.9%
Energy Transfer Partners, L.P., 5.95%, 2/1/15(1)	$520	$558,620
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	666,152

		$1,224,772

Real Estate Investment Trusts (REITs) — 0.8%
BRE Properties, Inc., 5.50%, 3/15/17	$660	$712,073
Vornado Realty, L.P., 4.25%, 4/1/15	360	373,790

		$1,085,863

Retail-Specialty and Apparel — 2.2%
AutoZone, Inc., 4.00%, 11/15/20(1)	$750	$753,734
Home Depot, Inc., 5.875%, 12/16/36	730	854,991

2

	Principal
	Amount
Security	(000’s omitted)	Value
Limited Brands, Inc., 6.625%, 4/1/21	$470	$475,875
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(1)	650	714,668
Toys “R” Us, 10.75%, 7/15/17	250	265,625

		$3,064,893

Tobacco — 0.7%
Philip Morris International, Inc., 5.65%, 5/16/18	$870	$1,030,606

		$1,030,606

Toys, Games & Hobbies — 0.6%
Hasbro, Inc., 6.35%, 3/15/40	$735	$812,162

		$812,162

Transportation — 1.0%
Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$537,500
Southwest Airlines Co., 5.125%, 3/1/17	730	783,921

		$1,321,421

Total Corporate Bonds (identified cost $30,692,838)		$32,439,601

Agency Mortgage-Backed Securities — 26.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$319	$335,886
Gold Pool #G04309, 5.50%, 5/1/38	3,571	3,865,232
Gold Pool #G18176, 5.00%, 4/1/22	577	620,763
Pool #A97620, 4.50%, 3/1/41	1,974	2,091,147
Pool #C03517, 4.50%, 9/1/40	2,135	2,263,038
Pool #G08348, 5.00%, 6/1/39	1,079	1,158,782
Pool #Q00285, 4.50%, 4/1/41	2,931	3,105,234

		$13,440,082

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,635	$1,716,556
Pool #256673, 5.50%, 4/1/37	2,571	2,793,847
Pool #257169, 4.50%, 3/1/38	1,181	1,254,664
Pool #889040, 5.00%, 6/1/37	1,521	1,639,111
Pool #918109, 5.00%, 5/1/37	3,012	3,243,471
Pool #929009, 6.00%, 1/1/38	2,007	2,202,233
Pool #AA3263, 5.00%, 2/1/39	889	967,488
Pool #AB1652, 3.50%, 10/1/40	393	404,650
Pool #AC8540, 4.50%, 12/1/24	850	905,266
Pool #AE0949, 4.00%, 2/1/41	1,260	1,323,433
Pool #AE0971, 4.00%, 5/1/25	497	524,798
Pool #AE7535, 4.00%, 10/1/40	1,416	1,487,539
Pool #AE7758, 3.50%, 11/1/25	981	1,026,288
Pool #AH6827, 4.00%, 3/1/26	752	794,619
Pool #AH9055, 4.50%, 4/1/41	2,117	2,250,399

		$22,534,362

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$184	$198,313

		$198,313

Total Agency Mortgage-Backed Securities (identified cost $34,217,732)		$36,172,757

3

Commercial Mortgage-Backed Securities — 8.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$310	$316,210
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(3)	350	372,197
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(3)	311	322,105
CGCMT, Series 2004-C1, Class A4, 5.54%, 4/15/40(3)	400	427,750
COMM, Series 2005-LP5, Class A4, 4.982%, 5/10/43(3)	500	540,097
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38(3)	425	413,567
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(3)	130	135,979
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(3)	270	289,539
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	593	610,431
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(2)	500	477,531
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	170	171,158
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	350	365,173
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40(3)	400	424,282
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	392,820
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(3)	418	438,161
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	194	193,567
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	314,501
JPMCC, Series 2010-C2, Class C, 5.715%, 11/15/43(2)	500	467,180
JPMCC, Series 2011-C3, Class A2, 3.672%, 2/16/46(2)	675	683,998
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	52	51,993
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	440	462,735
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	495,247
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	380	403,964
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	738	746,238
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	344	347,823
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	409	417,166
RBSCF, Series 2010-MB1, Class C, 4.826%, 4/15/24(2)(3)	325	316,792
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	414	436,613
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(3)	350	377,680
WFCM, Series 2010-C1, Class C, 5.776%, 11/15/43(2)(3)	500	478,814

Total Commercial Mortgage-Backed Securities (identified cost $11,648,631)		$11,891,311

Asset-Backed Securities — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.7%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(2)	$850	$972,952

		$972,952

Financial Services — 0.3%
FUEL Trust, 4.207%, 4/15/16(2)	$450	$449,059

		$449,059

Total Asset-Backed Securities (identified cost $1,300,000)		$1,422,011

U.S. Treasury Obligations — 37.7%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 2.625%, 8/15/20	$6,235	$6,688,010
U.S. Treasury Bond, 3.875%, 8/15/40	4,210	5,017,794
U.S. Treasury Bond, 4.50%, 2/15/36	1,010	1,311,737
U.S. Treasury Bond, 5.375%, 2/15/31	910	1,284,664

4

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 6.875%, 8/15/25	$3,105	$4,769,572
U.S. Treasury Note, 1.375%, 11/15/12	4,820	4,884,771
U.S. Treasury Note, 3.375%, 11/15/19	500	567,774
U.S. Treasury Note, 3.50%, 2/15/18	1,180	1,341,697
U.S. Treasury Note, 4.00%, 2/15/15	7,055	7,873,493
U.S. Treasury Note, 4.25%, 11/15/13	11,895	12,885,627
U.S. Treasury Note, 4.625%, 2/15/17	4,735	5,623,182

Total U.S. Treasury Obligations (identified cost $49,974,358)		$52,248,321

Preferred Securities — 1.4%

Security	Shares	Value
Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 6.063%(2)	8,000	$806,812

		$806,812

Insurance — 0.8%
RAM Holdings, Ltd., Series A, 7.50%(4)(5)	2,000	$1,100,125

		$1,100,125

Total Preferred Securities (identified cost $2,824,568)		$1,906,937

Interest Rate Swaptions — 0.2%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/2012	$20,000,000	$230,880
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/2011	9,000,000	81

Total Interest Rate Swaptions (identified cost $1,527,100)			$230,961

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(6)(7)	$2,905	$2,905,215
Eaton Vance Cash Reserves Fund, LLC, 0.08%(7)	1,283	1,282,827

Total Short-Term Investments (identified cost $4,188,042)		$4,188,042

Total Investments — 101.4% (identified cost $136,373,269)		$140,499,941

Other Assets, Less Liabilities — (1.4)%		$(1,994,329)

Net Assets — 100.0%		$138,505,612

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

5

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

GECMC	-	General Electric Commercial Mortgage Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)		All or a portion of this security was on loan at September 30, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $6,333,701 or 4.6% of the Portfolio’s net assets.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Non-income producing security.

(5)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2011.

(6)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2011, the Portfolio loaned securities having a market value of $2,851,921 and received $2,905,215 of cash collateral for the loans.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $8,293 and $2,778, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,648,777

Gross unrealized appreciation	$6,509,122
Gross unrealized depreciation	(2,657,958)

Net unrealized appreciation	$3,851,164

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2011 was as follows:

	Fair Value
	Asset	Liability
Derivative	Derivative	Derivative
Interest Rate Swaptions	$230,961	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$32,439,601	$—	$32,439,601
Agency Mortgage-Backed Securities	—	36,172,757	—	36,172,757
Commercial Mortgage-Backed Securities	—	11,891,311	—	11,891,311
Asset-Backed Securities	—	1,422,011	—	1,422,011
U.S. Treasury Obligations	—	52,248,321	—	52,248,321
Preferred Securities	—	1,906,937	—	1,906,937
Interest Rate Swaptions	—	230,961	—	230,961
Short-Term Investments	—	4,188,042	—	4,188,042

Total Investments	$—	$140,499,941	$—	$140,499,941

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Large-Cap Growth Fund
September 30, 2011 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $158,868,782 and the Fund owned 90.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	53,100	$3,213,081
United Technologies Corp.	39,800	2,800,328

		$6,013,409

Air Freight & Logistics — 2.5%
Expeditors International of Washington, Inc.	51,200	$2,076,160
FedEx Corp.	35,300	2,389,104

		$4,465,264

Auto Components — 0.8%
Lear Corp.	34,100	$1,462,890

		$1,462,890

Automobiles — 1.2%
Ford Motor Co.(1)	210,200	$2,032,634

		$2,032,634

Beverages — 4.6%
Coca-Cola Co. (The)	53,400	$3,607,704
Dr Pepper Snapple Group, Inc.	51,800	2,008,804
PepsiCo, Inc.	38,750	2,398,625

		$8,015,133

Biotechnology — 1.9%
Celgene Corp.(1)	53,628	$3,320,646

		$3,320,646

Capital Markets — 1.0%
T. Rowe Price Group, Inc.	36,900	$1,762,713

		$1,762,713

Chemicals — 4.2%
Ecolab, Inc.	47,800	$2,336,942
Monsanto Co.	61,900	3,716,476
PPG Industries, Inc.	19,500	1,377,870

		$7,431,288

Commercial Banks — 1.0%
Wells Fargo & Co.	75,800	$1,828,296

		$1,828,296

Communications Equipment — 3.1%
QUALCOMM, Inc.	112,900	$5,490,327

		$5,490,327

Computers & Peripherals — 9.7%
Apple, Inc.(1)	25,635	$9,771,549
Dell, Inc.(1)	260,400	3,684,660
EMC Corp.(1)	171,300	3,595,587

		$17,051,796

Construction & Engineering — 1.2%
Fluor Corp.	44,500	$2,071,475

		$2,071,475

1

Security	Shares	Value
Consumer Finance — 1.7%
American Express Co.	65,700	$2,949,930

		$2,949,930

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	61,900	$1,864,428

		$1,864,428

Electrical Equipment — 0.9%
Emerson Electric Co.	39,000	$1,611,090

		$1,611,090

Energy Equipment & Services — 3.0%
Halliburton Co.	75,500	$2,304,260
Schlumberger, Ltd.	48,900	2,920,797

		$5,225,057

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	36,100	$2,964,532
Wal-Mart Stores, Inc.	60,100	3,119,190

		$6,083,722

Food Products — 1.6%
Mead Johnson Nutrition Co.	41,600	$2,863,328

		$2,863,328

Health Care Equipment & Supplies — 4.3%
Covidien PLC	52,800	$2,328,480
Intuitive Surgical, Inc.(1)	6,600	2,404,248
St. Jude Medical, Inc.	76,900	2,783,011

		$7,515,739

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	61,000	$2,273,470
UnitedHealth Group, Inc.	58,400	2,693,408

		$4,966,878

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	41,400	$1,254,420
Starbucks Corp.	74,000	2,759,460

		$4,013,880

Household Products — 1.4%
Colgate-Palmolive Co.	27,100	$2,403,228

		$2,403,228

Industrial Conglomerates — 1.4%
3M Co.	34,000	$2,440,860

		$2,440,860

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(1)	12,700	$2,746,121
Expedia, Inc.	119,400	3,074,550

		$5,820,671

Internet Software & Services — 3.9%
Google, Inc., Class A(1)	13,400	$6,892,692

		$6,892,692

IT Services — 2.6%
International Business Machines Corp.	13,600	$2,380,408
Visa, Inc., Class A	25,400	2,177,288

		$4,557,696

2

Security	Shares	Value
Machinery — 2.0%
Deere & Co.	26,000	$1,678,820
Illinois Tool Works, Inc.	42,300	1,759,680

		$3,438,500

Media — 1.4%
Walt Disney Co. (The)	81,400	$2,455,024

		$2,455,024

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	53,900	$1,641,255

		$1,641,255

Multiline Retail — 0.8%
Nordstrom, Inc.	29,000	$1,324,720

		$1,324,720

Oil, Gas & Consumable Fuels — 5.7%
Exxon Mobil Corp.	47,982	$3,484,933
Hess Corp.	31,600	1,657,736
Occidental Petroleum Corp.	33,100	2,366,650
Southwestern Energy Co.(1)	72,100	2,403,093

		$9,912,412

Pharmaceuticals — 3.3%
Allergan, Inc.	42,700	$3,517,626
Shire PLC ADR	24,700	2,320,071

		$5,837,697

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom Corp., Class A(1)	109,450	$3,643,591
Cypress Semiconductor Corp.(1)	167,400	2,505,978
Intel Corp.	94,000	2,005,020

		$8,154,589

Software — 8.0%
Activision Blizzard, Inc.	161,400	$1,920,660
Intuit, Inc.(1)	42,300	2,006,712
Microsoft Corp.	106,932	2,661,537
Nuance Communications, Inc.(1)	84,900	1,728,564
Oracle Corp.	196,300	5,641,662

		$13,959,135

Specialty Retail — 1.6%
Bed Bath & Beyond, Inc.(1)	50,000	$2,865,500

		$2,865,500

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B	50,300	$4,301,153

		$4,301,153

Total Common Stocks (identified cost $153,556,242)		$174,045,055

3

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$1,312	$1,312,219

Total Short-Term Investments (identified cost $1,312,219)		$1,312,219

Total Investments — 100.0% (identified cost $154,868,461)		$175,357,274

Other Assets, Less Liabilities — 0.0%(3)		$63,808

Net Assets — 100.0%		$175,421,082

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $4,464.

(3)		Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,962,842

Gross unrealized appreciation	$26,507,545
Gross unrealized depreciation	(6,113,113)

Net unrealized appreciation	$20,394,432

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$174,045,055	$—	$—	$174,045,055
Short-Term Investments	—	1,312,219	—	1,312,219

Total Investments	$174,045,055	$1,312,219	$—	$175,357,274

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

4

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Large-Cap Value Portfolio
September 30, 2011 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $12,251,123,690 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	1,325,000	$80,175,750
General Dynamics Corp.	1,350,000	76,801,500
Lockheed Martin Corp.(1)	1,000,000	72,640,000
United Technologies Corp.	3,175,000	223,393,000

		$453,010,250

Beverages — 1.0%
PepsiCo, Inc.	2,000,000	$123,800,000

		$123,800,000

Biotechnology — 1.5%
Amgen, Inc.(2)	3,400,000	$186,830,000

		$186,830,000

Capital Markets — 1.9%
Franklin Resources, Inc.(1)	1,250,000	$119,550,000
Goldman Sachs Group, Inc. (The)	1,250,000	118,187,500

		$237,737,500

Chemicals — 0.5%
Air Products and Chemicals, Inc.(1)	800,000	$61,096,000

		$61,096,000

Commercial Banks — 8.3%
Fifth Third Bancorp(1)	8,500,000	$85,850,000
HSBC Holdings PLC	8,000,000	61,274,367
KeyCorp	13,500,000	80,055,000
PNC Financial Services Group, Inc.	5,500,000	265,045,000
U.S. Bancorp(1)	6,500,000	153,010,000
Wells Fargo & Co.	15,250,000	367,830,000

		$1,013,064,367

Computers & Peripherals — 2.3%
Apple, Inc.(2)	745,000	$283,979,100

		$283,979,100

Consumer Finance — 1.9%
American Express Co.(1)	5,250,000	$235,725,000

		$235,725,000

Diversified Financial Services — 2.5%
JPMorgan Chase & Co.	10,250,000	$308,730,000

		$308,730,000

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	8,250,000	$235,290,000
Verizon Communications, Inc.(1)	5,000,000	184,000,000

		$419,290,000

Electric Utilities — 3.0%
American Electric Power Co., Inc.(1)	5,000,000	$190,100,000
PPL Corp.(1)	6,000,000	171,240,000

		$361,340,000

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	1,600,000	$73,856,000

		$73,856,000

1

Security	Shares	Value
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	5,000,000	$167,900,000
Wal-Mart Stores, Inc.	2,500,000	129,750,000

		$297,650,000

Food Products — 3.4%
Kraft Foods, Inc., Class A(1)	3,900,000	$130,962,000
Nestle SA	3,000,000	165,158,043
Unilever NV-NY Shares	4,000,000	125,960,000

		$422,080,043

Health Care Equipment & Supplies — 1.1%
Covidien PLC	3,000,000	$132,300,000

		$132,300,000

Health Care Providers & Services — 3.0%
Humana, Inc.	850,000	$61,820,500
UnitedHealth Group, Inc.	6,750,000	311,310,000

		$373,130,500

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.(1)	3,500,000	$106,050,000
McDonald’s Corp.(1)	1,750,000	153,685,000

		$259,735,000

Industrial Conglomerates — 2.2%
General Electric Co.(1)	17,475,000	$266,319,000

		$266,319,000

Insurance — 5.5%
ACE, Ltd.(1)	2,200,000	$133,320,000
Lincoln National Corp.(1)	4,250,000	66,427,500
MetLife, Inc.(1)	5,750,000	161,057,500
Prudential Financial, Inc.(1)	4,000,000	187,440,000
XL Group PLC	6,800,000	127,840,000

		$676,085,000

IT Services — 3.2%
Accenture PLC, Class A(1)	3,250,000	$171,210,000
International Business Machines Corp.(1)	1,250,000	218,787,500

		$389,997,500

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	1,800,000	$91,152,000

		$91,152,000

Machinery — 1.0%
Illinois Tool Works, Inc.(1)	3,000,000	$124,800,000

		$124,800,000

Media — 2.7%
Comcast Corp., Class A	5,000,000	$104,500,000
Time Warner Cable, Inc.	1,500,000	94,005,000
Walt Disney Co. (The)(1)	4,500,000	135,720,000

		$334,225,000

Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR(1)	2,250,000	$149,490,000
Freeport-McMoRan Copper & Gold, Inc.	4,500,000	137,025,000

		$286,515,000

2

Security	Shares	Value
Multi-Utilities — 4.1%
PG&E Corp.	3,750,000	$158,662,500
Public Service Enterprise Group, Inc.(1)	5,275,000	176,026,750
Sempra Energy	3,250,000	167,375,000

		$502,064,250

Multiline Retail — 1.8%
Kohl’s Corp.(1)	2,000,000	$98,200,000
Target Corp.	2,500,000	122,600,000

		$220,800,000

Oil, Gas & Consumable Fuels — 11.3%
Apache Corp.	2,400,000	$192,576,000
ConocoPhillips	5,000,000	316,600,000
Exxon Mobil Corp.	4,150,000	301,414,500
Hess Corp.	3,350,000	175,741,000
Occidental Petroleum Corp.	3,750,000	268,125,000
Peabody Energy Corp.(1)	3,850,000	130,438,000

		$1,384,894,500

Pharmaceuticals — 7.6%
Johnson & Johnson	6,000,000	$382,260,000
Merck & Co., Inc.	6,000,000	196,260,000
Pfizer, Inc.	20,000,000	353,600,000

		$932,120,000

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	1,250,000	$142,562,500
Boston Properties, Inc.	1,575,000	140,332,500
Simon Property Group, Inc.	1,400,000	153,972,000

		$436,867,000

Road & Rail — 1.6%
Union Pacific Corp.	2,425,000	$198,049,750

		$198,049,750

Software — 3.9%
Microsoft Corp.	9,250,000	$230,232,500
Oracle Corp.	8,400,000	241,416,000

		$471,648,500

Specialty Retail — 1.8%
TJX Companies, Inc. (The)	4,000,000	$221,880,000

		$221,880,000

Tobacco — 1.1%
Philip Morris International, Inc.	2,200,000	$137,236,000

		$137,236,000

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC ADR	5,500,000	$141,075,000

		$141,075,000

Total Common Stocks (identified cost $10,857,304,655)		$12,059,082,260

3

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$273,726	$273,726,097
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	116,941	116,940,816

Total Short-Term Investments (identified cost $390,666,913)		$390,666,913

Total Investments — 101.5% (identified cost $11,247,971,568)		$12,449,749,173

Other Assets, Less Liabilities — (1.5)%		$(180,824,293)

Net Assets — 100.0%		$12,268,924,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at September 30, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2011, the Portfolio loaned securities having a market value of $260,223,393 and received $273,726,097 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 were $454,782 and $269,320, respectively.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,445,214,730

Gross unrealized appreciation	$1,306,562,180
Gross unrealized depreciation	(302,027,737)

Net unrealized appreciation	$1,004,534,443

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,036,640,000	$—		$—	$1,036,640,000
Consumer Staples	815,608,000	165,158,043		—	980,766,043
Energy	1,458,750,500	—		—	1,458,750,500
Financials	2,846,934,500	61,274,367		—	2,908,208,867
Health Care	1,715,532,500	—		—	1,715,532,500
Industrials	1,042,179,000	—		—	1,042,179,000
Information Technology	1,145,625,100	—		—	1,145,625,100
Materials	347,611,000	—		—	347,611,000
Telecommunication Services	560,365,000	—		—	560,365,000
Utilities	863,404,250	—		—	863,404,250

Total Common Stocks	$11,832,649,850	$226,432,410	*	$—	$12,059,082,260

Short-Term Investments	$—	$390,666,913		$—	$390,666,913

Total Investments	$11,832,649,850	$617,099,323		$—	$12,449,749,173

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Real Estate Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Hotels, Restaurants & Leisure — 4.3%
Carnival Corp.	1,975	$59,843
Choice Hotels International, Inc.	1,665	49,484
Marriott International, Inc., Class A	3,460	94,250
McDonald’s Corp.	700	61,474
Starwood Hotels & Resorts Worldwide, Inc.	1,775	68,905

		$333,956

Other — 3.9%
American Tower Corp., Class A(1)	1,040	$55,952
Brookfield Office Properties, Inc.	9,175	126,340
CBRE Group, Inc.(1)	4,410	59,358
Jones Lang LaSalle, Inc.	1,070	55,437

		$297,087

Real Estate Investment Trusts — 89.6%

Security	Shares	Value
Diversified, Specialty & Other — 4.5%
Alexandria Real Estate Equities, Inc.	1,840	$112,957
American Assets Trust, Inc.	2,720	48,824
BioMed Realty Trust, Inc.	2,310	38,277
Digital Realty Trust, Inc.	1,050	57,918
Plum Creek Timber Co., Inc.	2,665	92,502

		$350,478

Health Care — 7.9%
Cogdell Spencer, Inc.	7,275	$27,427
HCP, Inc.	5,915	207,380
Health Care REIT, Inc.	2,015	94,302
Ventas, Inc.	5,737	283,408

		$612,517

Hotels & Resorts — 4.1%
DiamondRock Hospitality Co.	7,895	$55,186
Host Hotels & Resorts, Inc.	18,840	206,110
Sunstone Hotel Investors, Inc.(1)	9,525	54,197

		$315,493

Industrial — 5.7%
EastGroup Properties, Inc.	1,875	$71,512
ProLogis, Inc.	13,740	333,195
Terreno Realty Corp.	2,650	34,000

		$438,707

Mall — 13.9%
Macerich Co. (The)	2,055	$87,605
Simon Property Group, Inc.	7,815	859,494
Taubman Centers, Inc.	2,505	126,026

		$1,073,125

Office — 16.8%
Boston Properties, Inc.	4,700	$418,770
Brandywine Realty Trust	2,540	20,345
Corporate Office Properties Trust	1,720	37,462
Douglas Emmett, Inc.	6,480	110,808

1

Security	Shares	Value
Highwoods Properties, Inc.	3,870	$109,366
Liberty Property Trust, Inc.	2,000	58,220
Mack-Cali Realty Corp.	1,345	35,979
MPG Office Trust, Inc.(1)	12,850	27,113
PS Business Parks, Inc.	2,135	105,768
Vornado Realty Trust	4,950	369,369

		$1,293,200

Residential — 20.5%
American Campus Communities, Inc.	6,215	$231,260
AvalonBay Communities, Inc.	4,130	471,026
Camden Property Trust	1,875	103,613
Equity Residential	8,895	461,384
Essex Property Trust, Inc.	1,530	183,661
Mid-America Apartment Communities, Inc.	2,175	130,979

		$1,581,923

Shopping Center — 10.2%
Acadia Realty Trust	1,570	$29,359
DDR Corp.	15,050	164,045
Federal Realty Investment Trust	2,755	227,040
Kimco Realty Corp.	7,375	110,846
Regency Centers Corp.	3,525	124,538
Tanger Factory Outlet Centers	3,555	92,466
Urstadt Biddle Properties, Inc.	2,190	34,974

		$783,268

Storage — 6.0%
Extra Space Storage, Inc.	4,940	$92,032
Public Storage, Inc.	3,365	374,693

		$466,725

Total Real Estate Investment Trusts		$6,915,436

Total Common Stocks (identified cost $7,710,704)		$7,546,479

Short-Term Investments — 3.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$267	$267,008

Total Short-Term Investments (identified cost $267,008)		$267,008

Total Investments — 101.3% (identified cost $7,977,712)		$7,813,487

Other Assets, Less Liabilities — (1.3)%		$(99,479)

Net Assets — 100.0%		$7,714,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $223.

2

The Fund did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,012,278

Gross unrealized appreciation	$309,565
Gross unrealized depreciation	(508,356)

Net unrealized depreciation	$(198,791)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$7,546,479	$—	$—	$7,546,479
Short-Term Investments	—	267,008	—	267,008

Total Investments	$7,546,479	$267,008	$—	$7,813,487

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Small-Cap Fund
September 30, 2011 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $157,102,777 and the Fund owned 97.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
Aerospace & Defense — 1.8%
Aerovironment, Inc.(1)	105,700	$2,975,455

		$2,975,455

Building Products — 2.3%
Armstrong World Industries, Inc.	37,520	$1,292,189
Trex Co., Inc.(1)	155,890	2,498,916

		$3,791,105

Capital Markets — 4.0%
Lazard, Ltd., Class A	105,450	$2,224,995
MF Global Holdings, Ltd.(1)	445,920	1,841,650
Walter Investment Management Corp.	105,510	2,419,344

		$6,485,989

Chemicals — 1.3%
LSB Industries, Inc.(1)	75,720	$2,170,892

		$2,170,892

Commercial Banks — 0.5%
Texas Capital Bancshares, Inc.(1)	38,280	$874,698

		$874,698

Commercial Services & Supplies — 2.2%
Team, Inc.(1)	169,251	$3,550,886

		$3,550,886

Communications Equipment — 1.6%
Sycamore Networks, Inc.	146,590	$2,645,950

		$2,645,950

Computers & Peripherals — 1.4%
Quantum Corp.(1)	1,264,110	$2,288,039

		$2,288,039

Construction & Engineering — 1.6%
MYR Group, Inc./Delaware(1)	148,470	$2,619,011

		$2,619,011

Distributors — 2.3%
LKQ Corp.(1)	155,400	$3,754,464

		$3,754,464

Diversified Consumer Services — 0.9%
American Public Education, Inc.(1)	40,160	$1,365,440

		$1,365,440

Electronic Equipment, Instruments & Components — 3.5%
Elster Group SE ADR(1)	164,010	$2,451,950
FEI Co.(1)	14,040	420,638
National Instruments Corp.	118,545	2,709,939

		$5,582,527

Energy Equipment & Services — 3.2%
Dresser-Rand Group, Inc.(1)	65,720	$2,663,632
Tidewater, Inc.	59,680	2,509,544

		$5,173,176

1

Security	Shares	Value
Food Products — 3.1%
Corn Products International, Inc.	66,910	$2,625,548
Mead Johnson Nutrition Co., Class A	34,254	2,357,703

		$4,983,251

Gas Utilities — 2.0%
New Jersey Resources Corp.	76,240	$3,245,537

		$3,245,537

Health Care Equipment & Supplies — 5.5%
Analogic Corp.	64,070	$2,909,419
Orthofix International NV(1)	89,370	3,084,159
West Pharmaceutical Services, Inc.	80,165	2,974,121

		$8,967,699

Health Care Providers & Services — 5.6%
Catalyst Health Solutions, Inc.(1)	63,947	$3,689,102
MEDNAX, Inc.(1)	54,050	3,385,692
Team Health Holdings, Inc.(1)	124,500	2,044,290

		$9,119,084

Hotels, Restaurants & Leisure — 3.2%
Six Flags Entertainment Corp.	105,380	$2,921,134
WMS Industries, Inc.(1)	130,460	2,294,791

		$5,215,925

Household Products — 2.5%
Church & Dwight Co., Inc.	91,690	$4,052,698

		$4,052,698

Insurance — 4.0%
Allied World Assurance Co. Holdings, Ltd.	56,590	$3,039,449
Hanover Insurance Group, Inc. (The)	62,560	2,220,880
HCC Insurance Holdings, Inc.	45,920	1,242,136

		$6,502,465

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	200,280	$2,709,788

		$2,709,788

Machinery — 7.5%
Astec Industries, Inc.(1)	97,114	$2,843,498
RBC Bearings, Inc.(1)	98,720	3,355,493
Tennant Co.	89,400	3,162,078
Valmont Industries, Inc.	34,870	2,717,768

		$12,078,837

Marine — 1.7%
Kirby Corp.(1)	52,030	$2,738,859

		$2,738,859

Media — 2.0%
John Wiley & Sons, Inc., Class A	71,800	$3,189,356

		$3,189,356

Metals & Mining — 1.3%
Compass Minerals International, Inc.	30,210	$2,017,424

		$2,017,424

Multiline Retail — 3.4%
Big Lots, Inc.(1)	80,970	$2,820,185
Fred’s, Inc.	254,220	2,709,985

		$5,530,170

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.1%
Brigham Exploration Co.(1)	123,260	$3,113,548
Cabot Oil & Gas Corp.	71,520	4,427,803
Rosetta Resources, Inc.(1)	31,370	1,073,481
SM Energy Co.	19,460	1,180,249

		$9,795,081

Professional Services — 2.4%
FTI Consulting, Inc.(1)	56,920	$2,095,225
Kelly Services, Inc., Class A	149,542	1,704,779

		$3,800,004

Real Estate Investment Trusts (REITs) — 4.2%
American Campus Communities, Inc.	100,880	$3,753,745
PS Business Parks, Inc.	59,729	2,958,974

		$6,712,719

Real Estate Management & Development — 1.5%
Forestar Real Estate Group, Inc.(1)	226,449	$2,470,559

		$2,470,559

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	191,850	$2,827,869
Cypress Semiconductor Corp.(1)	164,320	2,459,870
Integrated Device Technology, Inc.(1)	214,190	1,103,079

		$6,390,818

Software — 3.2%
Mentor Graphics Corp.(1)	284,680	$2,738,622
Parametric Technology Corp.(1)	160,440	2,467,567

		$5,206,189

Specialty Retail — 1.5%
Monro Muffler Brake, Inc.	73,330	$2,417,690

		$2,417,690

Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	58,590	$1,216,328

		$1,216,328

Total Common Stocks (identified cost $156,043,959)		$151,638,113

Short-Term Investments — 7.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$11,696	$11,696,140

Total Short-Term Investments (identified cost $11,696,140)		$11,696,140

Total Investments — 101.0% (identified cost $167,740,099)		$163,334,253

Other Assets, Less Liabilities — (1.0)%		$(1,561,824)

Net Assets — 100.0%		$161,772,429

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $9,276.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$167,763,427

Gross unrealized appreciation	$15,809,380
Gross unrealized depreciation	(20,238,554)

Net unrealized depreciation	$(4,429,174)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$151,638,113	$—	$—	$151,638,113
Short-Term Investments	—	11,696,140	—	11,696,140

Total Investments	$151,638,113	$11,696,140	$—	$163,334,253

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Small-Cap Value Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Aerospace & Defense — 2.7%
AAR Corp.	27,500	$458,425
GeoEye, Inc.(1)	12,600	357,210

		$815,635

Building Products — 1.4%
A.O. Smith Corp.	12,700	$406,781

		$406,781

Chemicals — 4.2%
Calgon Carbon Corp.(1)	46,000	$670,220
RPM International, Inc.	32,000	598,400

		$1,268,620

Commercial Banks — 8.6%
First Midwest Bancorp, Inc.	29,000	$212,280
MB Financial, Inc.	33,000	485,760
National Penn Bancshares, Inc.	54,800	384,148
Prosperity Bancshares, Inc.	16,500	539,220
Trustmark Corp.	29,600	537,240
Umpqua Holdings Corp.	47,600	418,404

		$2,577,052

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	23,900	$557,109

		$557,109

Communications Equipment — 2.4%
NETGEAR, Inc.(1)	27,800	$719,742

		$719,742

Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV - NY Shares	7,800	$223,314
Emcor Group, Inc.(1)	18,300	372,039

		$595,353

Containers & Packaging — 2.5%
AptarGroup, Inc.	17,000	$759,390

		$759,390

Electric Utilities — 8.3%
Cleco Corp.	27,300	$932,022
Portland General Electric Co.	32,300	765,187
Westar Energy, Inc.	30,500	805,810

		$2,503,019

Electrical Equipment — 1.0%
General Cable Corp.(1)	12,900	$301,215

		$301,215

Energy Equipment & Services — 3.1%
Bristow Group, Inc.	4,700	$199,421
Hornbeck Offshore Services, Inc.(1)	14,000	348,740
Oil States International, Inc.(1)	7,400	376,808

		$924,969

1

Security	Shares	Value
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc.(1)	11,600	$594,384

		$594,384

Food Products — 4.7%
J & J Snack Foods Corp.	15,000	$720,750
Lancaster Colony Corp.	11,200	683,312

		$1,404,062

Health Care Equipment & Supplies — 4.4%
Teleflex, Inc.	13,900	$747,403
West Pharmaceutical Services, Inc.	15,400	571,340

		$1,318,743

Health Care Providers & Services — 4.0%
Magellan Health Services, Inc.(1)	11,200	$540,960
Owens & Minor, Inc.	23,500	669,280

		$1,210,240

Insurance — 4.8%
Argo Group International Holdings, Ltd.	22,000	$624,140
Aspen Insurance Holdings, Ltd.	21,100	486,144
Protective Life Corp.	22,100	345,423

		$1,455,707

IT Services — 2.0%
MAXIMUS, Inc.	17,400	$607,260

		$607,260

Machinery — 4.6%
Barnes Group, Inc.	35,100	$675,675
Crane Co.	9,600	342,624
Wabtec Corp.	7,100	375,377

		$1,393,676

Oil, Gas & Consumable Fuels — 3.8%
Gulfport Energy Corp.(1)	21,000	$507,780
Stone Energy Corp.(1)	27,100	439,291
VAALCO Energy, Inc.(1)	41,900	203,634

		$1,150,705

Professional Services — 2.1%
Towers Watson & Co., Class A	10,500	$627,690

		$627,690

Real Estate Investment Trusts (REITs) — 6.7%
LaSalle Hotel Properties	26,400	$506,880
Pebblebrook Hotel Trust	18,700	292,655
Senior Housing Properties Trust	32,600	702,204
Tanger Factory Outlet Centers	19,900	517,599

		$2,019,338

Road & Rail — 3.9%
Arkansas Best Corp.	22,700	$366,605
Genesee & Wyoming, Inc., Class A(1)	7,700	358,204
Old Dominion Freight Line, Inc.(1)	15,400	446,138

		$1,170,947

Semiconductors & Semiconductor Equipment — 0.8%
AXT, Inc.(1)	47,900	$241,416

		$241,416

2

Security	Shares	Value
Software — 2.5%
JDA Software Group, Inc.(1)	31,900	$747,736

		$747,736

Specialty Retail — 5.4%
Buckle, Inc. (The)	6,400	$246,144
Children’s Place Retail Stores, Inc. (The)(1)	12,600	586,278
Dick’s Sporting Goods, Inc.(1)	9,500	317,870
Finish Line, Inc., Class A (The)	24,100	481,759

		$1,632,051

Textiles, Apparel & Luxury Goods — 3.8%
Carter’s, Inc.(1)	19,700	$601,638
Hanesbrands, Inc.(1)	21,200	530,212

		$1,131,850

Thrifts & Mortgage Finance — 2.7%
First Niagara Financial Group, Inc.	44,800	$409,920
Washington Federal, Inc.	32,600	415,324

		$825,244

Total Common Stocks (identified cost $28,861,308)		$28,959,934

Short-Term Investments — 4.3%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	$1,279	$1,278,926

Total Short-Term Investments (identified cost $1,278,926)		$1,278,926

Total Investments — 100.6% (identified cost $30,140,234)		$30,238,860

Other Assets, Less Liabilities — (0.6)%		$(169,217)

Net Assets — 100.0%		$30,069,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,166,577

Gross unrealized appreciation	$3,199,344
Gross unrealized depreciation	(3,127,061)

Net unrealized appreciation	$72,283

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$28,959,934	$—	$—	$28,959,934
Short-Term Investments	—	1,278,926	—	1,278,926

Total Investments	$28,959,934	$1,278,926	$—	$30,238,860

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Special Equities Fund
September 30, 2011 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $53,213,737 and the Fund owned 94.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 1.8%
Aerovironment, Inc.(1)	36,160	$1,017,904

		$1,017,904

Building Products — 1.6%
Armstrong World Industries, Inc.	26,250	$904,050

		$904,050

Capital Markets — 4.3%
Affiliated Managers Group, Inc.(1)	12,950	$1,010,748
Lazard, Ltd., Class A	36,830	777,113
MF Global Holdings, Ltd.(1)	152,880	631,394

		$2,419,255

Chemicals — 2.1%
CF Industries Holdings, Inc.	2,980	$367,702
FMC Corp.	6,300	435,708
Rockwood Holdings, Inc.(1)	11,010	370,927

		$1,174,337

Commercial Banks — 2.1%
Cullen/Frost Bankers, Inc.	6,640	$304,510
First Republic Bank(1)	38,890	900,693

		$1,205,203

Communications Equipment — 2.4%
Harris Corp.	12,960	$442,843
Sycamore Networks, Inc.	51,190	923,980

		$1,366,823

Construction & Engineering — 2.2%
Quanta Services, Inc.(1)	65,680	$1,234,127

		$1,234,127

Containers & Packaging — 1.5%
AptarGroup, Inc.	18,840	$841,583

		$841,583

Electrical Equipment — 1.8%
AMETEK, Inc.	30,150	$994,045

		$994,045

Electronic Equipment, Instruments & Components — 6.8%
Elster Group SE ADR(1)	58,050	$867,847
FLIR Systems, Inc.	39,660	993,483
National Instruments Corp.	47,380	1,083,107
Trimble Navigation, Ltd.(1)	27,060	907,863

		$3,852,300

Energy Equipment & Services — 5.3%
Dresser-Rand Group, Inc.(1)	23,260	$942,728
Rowan Cos., Inc.(1)	12,730	384,319
Superior Energy Services, Inc.(1)	29,660	778,278
Tidewater, Inc.	20,740	872,117

		$2,977,442

1

Security	Shares	Value
Food Products — 4.9%
Bunge, Ltd.	16,450	$958,870
Corn Products International, Inc.	23,370	917,039
Mead Johnson Nutrition Co., Class A	13,012	895,616

		$2,771,525

Gas Utilities — 2.1%
New Jersey Resources Corp.	28,040	$1,193,663

		$1,193,663

Health Care Providers & Services — 4.4%
Catalyst Health Solutions, Inc.(1)	22,674	$1,308,063
MEDNAX, Inc.(1)	18,580	1,163,851

		$2,471,914

Health Care Technology — 2.0%
Allscripts Healthcare Solutions, Inc.(1)	63,380	$1,142,108

		$1,142,108

Hotels, Restaurants & Leisure — 3.2%
Six Flags Entertainment Corp.	35,840	$993,485
WMS Industries, Inc.(1)	46,280	814,065

		$1,807,550

Household Products — 2.8%
Church & Dwight Co., Inc.	35,188	$1,555,310

		$1,555,310

Insurance — 0.5%
HCC Insurance Holdings, Inc.	10,890	$294,575

		$294,575

Internet Software & Services — 1.7%
VeriSign, Inc.	34,280	$980,751

		$980,751

IT Services — 2.6%
Teradata Corp.(1)	27,270	$1,459,763

		$1,459,763

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	74,740	$1,011,232

		$1,011,232

Machinery — 1.0%
Timken Co. (The)	17,790	$583,868

		$583,868

Marine — 1.8%
Kirby Corp.(1)	19,280	$1,014,899

		$1,014,899

Media — 2.1%
John Wiley & Sons, Inc., Class A	26,240	$1,165,581

		$1,165,581

Metals & Mining — 2.3%
IAMGOLD Corp.	65,930	$1,304,095

		$1,304,095

Multiline Retail — 3.6%
Big Lots, Inc.(1)	28,850	$1,004,845
Dollar Tree, Inc.(1)	13,690	1,028,256

		$2,033,101

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.9%
Brigham Exploration Co.(1)	44,760	$1,130,638
Cabot Oil & Gas Corp.	23,160	1,433,836
Rosetta Resources, Inc.(1)	11,020	377,104
SM Energy Co.	6,840	414,846

		$3,356,424

Pharmaceuticals — 4.7%
Perrigo Co.	18,360	$1,782,940
Warner Chilcott PLC, Class A	60,970	871,871

		$2,654,811

Professional Services — 3.3%
FTI Consulting, Inc.(1)	19,890	$732,151
Nielsen Holdings NV(1)	42,640	1,112,051

		$1,844,202

Real Estate Investment Trusts (REITs) — 2.0%
Essex Property Trust, Inc.	9,470	$1,136,779

		$1,136,779

Road & Rail — 1.2%
Kansas City Southern(1)	13,900	$694,444

		$694,444

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	17,800	$556,250
Cypress Semiconductor Corp.(1)	74,950	1,122,001

		$1,678,251

Software — 1.5%
Parametric Technology Corp.(1)	56,060	$862,203

		$862,203

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	20,790	$1,207,899
Signet Jewelers, Ltd.(1)	21,190	716,222

		$1,924,121

Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	20,770	$431,185

		$431,185

Total Common Stocks (identified cost $49,725,011)		$53,359,424

Short-Term Investments — 6.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$3,892	$3,891,857

Total Short-Term Investments (identified cost $3,891,857)		$3,891,857

Total Investments — 101.4% (identified cost $53,616,868)		$57,251,281

Other Assets, Less Liabilities — (1.4)%		$(773,315)

Net Assets — 100.0%		$56,477,966

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $2,881.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,714,268

Gross unrealized appreciation	$9,278,075
Gross unrealized depreciation	(5,741,062)

Net unrealized appreciation	$3,537,013

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$53,359,424	$—	$—	$53,359,424
Short-Term Investments	—	3,891,857	—	3,891,857

Total Investments	$53,359,424	$3,891,857	$—	$57,251,281

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Parametric Option Absolute Return Strategy Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 30.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.5%
Archer Daniels Midland Co., 0.446%, 8/13/12(1)	$400	$400,693

		$400,693

Banks — 12.6%
Abbey National Treasury Services PLC, 0.626%, 1/20/12(1)(2)	$215	$214,773
American Express Co., 0.369%, 5/29/12(1)	100	99,708
American Express Co., 0.375%, 6/12/12(1)	250	249,248
American Express Co., MTN, 0.355%, 2/24/12(1)	200	199,689
American Express Co., MTN, 1.93%, 6/19/13(1)	100	101,743
Australia and New Zealand Banking Group, Ltd., MTN, 0.546%, 12/1/11(1)(2)	250	250,103
Bank of America Corp., 0.837%, 9/11/12(1)	315	309,291
Bank of America Corp., MTN, 1.673%, 1/30/14(1)	250	226,586
Bank of Montreal, 0.723%, 4/29/14(1)	250	250,047
Bank of Montreal, 2.125%, 6/28/13	250	255,711
Bank of New York Mellon, Inc., 6.375%, 4/1/12	125	128,362
Barclays Bank PLC, 1.286%, 1/13/14(1)	225	218,621
Barclays Bank PLC, 2.50%, 1/23/13	156	155,005
BB&T Corp., 4.75%, 10/1/12	200	206,164
BB&T Corp., MTN, 3.85%, 7/27/12	370	378,470
BlackRock, Inc., 0.608%, 5/24/13(1)	200	199,936
Citigroup, Inc., 0.458%, 3/7/14(1)	250	233,626
Citigroup, Inc., 2.286%, 8/13/13(1)	250	247,419
Citigroup, Inc., 5.25%, 2/27/12	100	101,420
Credit Suisse USA, Inc., 0.496%, 4/12/13(1)	270	267,996
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	198,358
Fifth Third Bank, 0.402%, 5/17/13(1)	400	391,836
Goldman Sachs Group, Inc., 0.965%, 9/29/14(1)	255	238,530
Goldman Sachs Group, Inc., 1.269%, 2/7/14(1)	125	119,858
Goldman Sachs Group, Inc., 5.45%, 11/1/12	100	103,118
Goldman Sachs Group, Inc., MTN, 0.449%, 2/6/12(1)	125	124,802
Goldman Sachs Group, Inc., MTN, 0.646%, 10/7/11(1)	100	100,004
HSBC Finance Corp., 0.499%, 1/15/14(1)	260	245,302
HSBC Finance Corp., 0.523%, 4/24/12(1)	80	79,566
HSBC Finance Corp., 0.599%, 7/19/12(1)	125	123,908
JPMorgan Chase & Co, 1.119%, 9/30/13(1)	225	224,877
JPMorgan Chase & Co, 5.75%, 1/2/13	250	262,023
JPMorgan Chase & Co, MTN, 1.053%, 1/24/14(1)	200	197,917
Mercantile Safe Deposit & Trust Co., 5.70%, 11/15/11	100	100,476
Merrill Lynch & Co., Inc., 6.05%, 8/15/12	225	227,113
Morgan Stanley, 1.233%, 4/29/13(1)	325	307,243
Morgan Stanley, MTN, 0.546%, 1/9/14(1)	225	204,087
National Australia Bank, 2.50%, 1/8/13(2)	250	252,998
National City Bank, 6.20%, 12/15/11	305	307,685
National City Bank, 7.25%, 10/21/11	150	150,363
PNC Funding Corp., 0.453%, 1/31/14(1)	175	172,493
Royal Bank of Canada, 0.549%, 4/17/14(1)	250	249,172
Royal Bank of Canada, 1.125%, 1/15/14	250	250,887
Royal Bank of Scotland PLC, 2.723%, 8/23/13(1)	175	174,505
Sovereign Bank, 5.125%, 3/15/13	150	151,391
State Street Corp., 0.536%, 12/8/15(1)	200	192,185
State Street Corp., 0.683%, 3/7/14(1)	150	148,801
US Bank NA, 0.529%, 10/14/14(1)	125	123,283

	Principal
	Amount
Security	(000’s omitted)	Value
US Bank NA, 1.375%, 9/13/13	$150	$151,011
Wachovia Corp., 0.637%, 11/3/14(1)	330	310,661
Wachovia Corp., MTN, 5.50%, 5/1/13	200	212,631

		$10,391,002

Beverages — 2.4%
Anheuser Busch Cos., Inc., 2.50%, 3/26/13	$350	$357,756
Anheuser Busch Cos., Inc., 3.00%, 10/15/12	300	306,328
Anheuser Busch Cos., Inc., 4.70%, 4/15/12	200	204,172
Bottling Group, LLC, 4.625%, 11/15/12	195	203,790
Coca-Cola Refreshments USA, Inc., 0.336%, 5/15/12(1)	100	100,070
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	275	274,721
Coca-Cola Refreshments USA, Inc., 8.50%, 2/1/12	125	128,158
Diageo Capital PLC, 5.125%, 1/30/12	233	236,064
Pepsico, Inc., 5.15%, 5/15/12	175	179,853

		$1,990,912

Building Materials — 0.4%
Lowes Cos., Inc., 5.60%, 9/15/12	$300	$313,726

		$313,726

Business Equipment and Services — 0.4%
eBay, Inc., 0.875%, 10/15/13	$300	$301,218

		$301,218

Communications Services — 0.8%
AT&T Corp., 7.30%, 11/15/11	$275	$276,970
Telefonica Emisiones SAU, 0.594%, 2/4/13(1)	200	192,412
Telefonica Emisiones SAU, 2.582%, 4/26/13	200	193,636

		$663,018

Computers — 0.5%
Hewlett Packard Co., 0.463%, 9/13/12(1)	$41	$40,927
Hewlett Packard Co., 0.719%, 5/30/14(1)	250	243,107
Hewlett-Packard Co., 6.50%, 7/1/12	150	155,582

		$439,616

Diversified Manufacturing — 0.6%
Procter & Gamble Co., 0.326%, 11/14/12(1)	$450	$451,006

		$451,006

Drugs — 1.0%
Abbott Laboratories, 5.15%, 11/30/12	$400	$422,053
Merck & Co., Inc., 4.375%, 2/15/13	100	104,965
Merck & Co., Inc., 5.125%, 11/15/11	275	276,468

		$803,486

Energy — 0.4%
Burlington Resources Finance, 6.50%, 12/1/11	$99	$99,859
Praxair, Inc., 6.375%, 4/1/12	230	236,480

		$336,339

Financial Services — 4.0%
Caterpillar Financial Services Corp., 0.536%, 4/1/14(1)	$200	$200,494
Caterpillar Financial Services Corp., MTN, 0.458%, 2/22/13(1)	150	150,089
Caterpillar Financial Services Corp., MTN, 5.125%, 10/12/11	230	230,208
Caterpillar Financial Services Corp., MTN, 6.20%, 9/30/13	250	274,756
Daimler Finance NA, LLC, 7.30%, 1/15/12	110	111,913
General Electric Capital Corp., 5.50%, 11/15/11	350	351,901
General Electric Capital Corp., MTN, 0.497%, 9/15/14(1)	205	195,745
General Electric Capital Corp., MTN, 1.356%, 9/23/13(1)	250	249,469
Household Financial Corp., 6.375%, 11/27/12	200	207,361
John Deere Capital Corp., MTN, 5.35%, 1/17/12	300	304,063

	Principal
	Amount
Security	(000’s omitted)	Value
John Deere Capital Corp., MTN, 5.40%, 10/17/11	$103	$103,183
Volkswagen International Financial N.V., 0.856%, 4/1/14(1)(2)	350	351,154
Western Union Co., 0.913%, 3/7/13(1)	500	501,288
Western Union Co., 5.40%, 11/17/11	100	100,561

		$3,332,185

Foods-Retail — 0.1%
McDonalds Corp., MTN, 5.75%, 3/1/12	$105	$107,245

		$107,245

Insurance — 2.8%
Allstate Corp., 6.125%, 2/15/12	$225	$228,948
Berkshire Hathaway Financial Corp., 4.75%, 5/15/12	150	153,843
Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	300	322,224
Lincoln National Corp., 6.20%, 12/15/11	275	277,603
MetLife, Inc., 1.519%, 8/6/13(1)	325	327,210
MetLife, Inc., 6.125%, 12/1/11	485	488,895
Prudential Financial, Inc., 3.625%, 9/17/12	300	305,101
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	155,757
Prudential Financial, Inc., MTN, 5.10%, 12/14/11	85	85,516

		$2,345,097

Multimedia — 0.3%
Walt Disney Co. (The), 4.70%, 12/1/12	$165	$172,542
Walt Disney Co. (The), MTN, 6.375%, 3/1/12	100	102,294

		$274,836

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 6.25%, 1/15/13	$150	$157,991

		$157,991

Retail-Specialty and Apparel — 0.5%
Target Corp., 5.875%, 3/1/12	$435	$444,563

		$444,563

Tobacco — 0.4%
Philip Morris International, Inc., 4.875%, 5/16/13	$300	$318,447

		$318,447

Utilities — 2.3%
Alabama Power Co., 5.80%, 11/15/13	$114	$125,470
Duke Energy Co., 6.25%, 1/15/12	423	429,276
Georgia Power Co., 0.667%, 3/15/13(1)	138	138,165
Southern Co., 5.30%, 1/15/12	400	404,826
Virginia Electric & Power Co., 4.75%, 3/1/13	250	263,040
Virginia Electric & Power Co., 5.10%, 11/30/12	300	314,403
XTO Energy, Inc., 7.50%, 4/15/12	200	207,075

		$1,882,255

Total Corporate Bonds & Notes (identified cost $25,135,939)		$24,953,635

Commercial Mortgage-Backed Securities — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2002-2, Class A3, 5.118%, 7/11/43	$89	$89,358
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	131	133,624
CSFB, Series 2002-CKP1, Class A3, 6.439%, 12/15/35	26	26,542
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	74	74,635
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	114	114,105

	Principal
	Amount
Security	(000’s omitted)	Value
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	$114	$116,838
GMACC, Series 2004-C2, Class A2, 4.76%, 8/10/38	51	51,386
JPMCC, Series 2002-C1, Class A3, 5.376%, 7/12/37	146	148,702
JPMCC, Series 2002-C3, Class A2, 4.994%, 7/12/35	149	153,428
JPMCC, Series 2002-CIB5, Class A2, 5.161%, 10/12/37	150	154,068
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	170	175,735
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	92	92,952
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	105	105,997
LB-UBS, Series 2004-C8, Class A4, 4.51%, 12/15/29	16	15,958
MSC, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	26	26,236
MSC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	160	165,456
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	116	120,356

Total Commercial Mortgage-Backed Securities (identified cost $1,784,372)		$1,765,376

Collateralized Mortgage Obligations — 0.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., PAC CMO, Series 3047, Class OB, 5.50%, 12/15/33	$193	$203,806
Federal National Mortgage Association, PAC CMO, Series 2003-129, Class PW, 4.50%, 7/25/33	200	203,820

Total Collateralized Mortgage Obligations (identified cost $410,134)		$407,626

U.S. Government Agency Obligations — 31.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank, 0.205%, 5/23/12(1)	$1,500	$1,499,952
Federal Farm Credit Bank, 0.30%, 7/29/13(1)	1,000	999,119
Federal Home Loan Bank, 1.00% to 12/14/11 and 3.00% thereafter, 12/14/12	250	250,428
Federal Home Loan Bank, 1.625%, 9/26/12	2,500	2,533,300
Federal Home Loan Mortgage Corp., 0.189%, 2/16/12(1)	195	195,031
Federal Home Loan Mortgage Corp., 0.205%, 5/11/12(1)	1,000	1,000,339
Federal Home Loan Mortgage Corp., 0.25%, 1/10/13(1)	5,310	5,311,184
Federal Home Loan Mortgage Corp., 0.25%, 1/24/13(1)	1,865	1,864,851
Federal Home Loan Mortgage Corp., 1.00% to 3/7/12 and 2.375% thereafter, 3/7/14	1,000	1,002,199
Federal National Mortgage Association, 0.33%, 1/27/15(1)	5,000	5,000,450
Federal National Mortgage Association, 0.40%, 2/1/13(1)	2,490	2,495,242
Federal National Mortgage Association, 0.625% to 10/14/11 and 1.75% thereafter, 4/14/14	2,000	2,000,034
Federal National Mortgage Association, 1.00%, 11/29/13	1,500	1,501,475
Federal National Mortgage Association, 2.00%, 4/19/13	500	500,402
Federal National Mortgage Association, 2.05%, 11/14/13	120	120,180

Total U.S. Government Agency Obligations (identified cost $26,286,524)		$26,274,186

U.S. Treasury Obligations — 23.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes, 3.375%, 1/15/12	$4,453	$4,491,320
U.S. Treasury Note, 0.125%, 8/31/13	7,500	7,483,597
U.S. Treasury Note, 0.375%, 6/30/13	2,500	2,506,240
U.S. Treasury Note, 0.625%, 7/31/12	2,000	2,007,894
U.S. Treasury Note, 0.625%, 12/31/12	1,250	1,256,836
U.S. Treasury Note, 1.375%, 2/15/13	1,400	1,422,039

Total U.S. Treasury Obligations (identified cost $19,157,581)		$19,167,926

Call Options Purchased — 0.1%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	114	$1,265.00	10/22/11	$22,230
S&P 500 Index FLEX	112	1,310.00	10/5/11	0
S&P 500 Index FLEX	112	1,305.00	10/6/11	0
S&P 500 Index FLEX	112	1,285.00	10/7/11	23
S&P 500 Index FLEX	114	1,310.00	10/11/11	49
S&P 500 Index FLEX	103	1,330.00	10/13/11	25
S&P 500 Index FLEX	104	1,340.00	10/14/11	20
S&P 500 Index FLEX	105	1,340.00	10/18/11	118
S&P 500 Index FLEX	115	1,320.00	10/19/11	632
S&P 500 Index FLEX	119	1,305.00	10/26/11	5,283
S&P 500 Index FLEX	117	1,285.00	10/27/11	13,066
S&P 500 Index FLEX	119	1,285.00	10/28/11	14,644

Total Call Options Purchased (identified cost $295,225)				$56,090

Put Options Purchased — 0.9%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	114	$945.00	10/22/11	$60,705
S&P 500 Index FLEX	112	1,035.00	10/5/11	13,529
S&P 500 Index FLEX	112	1,000.00	10/6/11	7,384
S&P 500 Index FLEX	112	970.00	10/7/11	4,966
S&P 500 Index FLEX	114	975.00	10/11/11	19,095
S&P 500 Index FLEX	103	1,005.00	10/13/11	42,972
S&P 500 Index FLEX	104	1,015.00	10/14/11	58,187
S&P 500 Index FLEX	105	1,030.00	10/18/11	105,630
S&P 500 Index FLEX	115	1,015.00	10/19/11	101,991
S&P 500 Index FLEX	119	995.00	10/26/11	130,248
S&P 500 Index FLEX	117	955.00	10/27/11	88,985
S&P 500 Index FLEX	119	950.00	10/28/11	91,496

Total Put Options Purchased (identified cost $916,495)				$725,188

Certificates of Deposit — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Abbey National NA, 1.553%, 4/25/13(1)	$250	$253,967
Bank of Nova Scotia, 0.55%, 10/18/12(1)	450	451,899

Total Certificates of Deposit (identified cost $700,385)		$705,866

Short-Term Investments — 11.8%

U.S. Government Agency Obligations — 10.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Bank Corp., Discount Notes, 0.11%, 1/18/12	$5,900	$5,899,823
Federal Home Loan Mortgage Corp., Discount Notes, 0.17%, 6/5/12	1,000	999,658
Federal National Mortgage Association, 0.28%, 12/3/12(1)	2,000	2,000,882

		$8,900,363

Other Securities — 1.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	$812	$812,002

		$812,002

Total Short-Term Investments (identified cost $9,709,514)		$9,712,365

Total Investments — 101.4% (identified cost $84,396,169)		$83,768,258

Call Options Written — (0.4)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	114	$1,210.00	10/22/11	$(112,290)
S&P 500 Index FLEX	112	1,255.00	10/5/11	(77)
S&P 500 Index FLEX	112	1,250.00	10/6/11	(359)
S&P 500 Index FLEX	112	1,230.00	10/7/11	(3,597)
S&P 500 Index FLEX	114	1,255.00	10/11/11	(3,277)
S&P 500 Index FLEX	103	1,270.00	10/13/11	(2,162)
S&P 500 Index FLEX	104	1,280.00	10/14/11	(1,592)
S&P 500 Index FLEX	105	1,280.00	10/18/11	(4,169)
S&P 500 Index FLEX	115	1,265.00	10/19/11	(10,939)
S&P 500 Index FLEX	119	1,250.00	10/26/11	(41,141)
S&P 500 Index FLEX	117	1,230.00	10/27/11	(76,759)
S&P 500 Index FLEX	119	1,230.00	10/28/11	(82,324)

Total Call Options Written (premiums received $1,431,145)				$(338,686)

Put Options Written — (1.9)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	114	$1,000.00	10/22/11	$(113,430)
S&P 500 Index FLEX	112	1,090.00	10/5/11	(74,732)
S&P 500 Index FLEX	112	1,055.00	10/6/11	(36,982)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index FLEX	112	$1,025.00	10/7/11	$(22,306)
S&P 500 Index FLEX	114	1,030.00	10/11/11	(56,368)
S&P 500 Index FLEX	103	1,065.00	10/13/11	(117,689)
S&P 500 Index FLEX	104	1,075.00	10/14/11	(149,831)
S&P 500 Index FLEX	105	1,090.00	10/18/11	(231,567)
S&P 500 Index FLEX	115	1,070.00	10/19/11	(206,456)
S&P 500 Index FLEX	119	1,050.00	10/26/11	(231,304)
S&P 500 Index FLEX	117	1,010.00	10/27/11	(157,925)
S&P 500 Index FLEX	119	1,005.00	10/28/11	(160,250)

Total Put Options Written (premiums received $1,577,660)				$(1,558,840)

Other Assets, Less Liabilities — 0.9%				$707,499

Net Assets — 100.0%				$82,578,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

(1)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $1,069,028 or 1.3% of the Fund’s net assets.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $2,782.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,555,038

Gross unrealized appreciation	$243,104
Gross unrealized depreciation	(1,029,884)

Net unrealized depreciation	$(786,780)

Written options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,018	$585,740
Options written	15,558	12,380,156
Options exercised	(2,772)	(1,809,337)
Options expired	(11,112)	(8,147,754)

Outstanding, end of period	2,692	$3,008,805

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investments objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $781,278 and $1,897,526, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$24,953,635	$—	$24,953,635
Commercial Mortgage-Backed Securities	—	1,765,376	—	1,765,376
Collateralized Mortgage Obligations	—	407,626	—	407,626
U.S. Government Agency Obligations	—	26,274,186	—	26,274,186
U.S. Treasury Obligations	—	19,167,926	—	19,167,926
Call Options Purchased	22,230	33,860	—	56,090
Put Options Purchased	60,705	664,483	—	725,188
Certificates of Deposit	—	705,866	—	705,866
Short-Term Investments —
U.S. Government Agency Obligations	—	8,900,363	—	8,900,363
Other Securities	—	812,002	—	812,002

Total Investments	$82,935	$83,685,323	$—	$83,768,258

Liability Description

Call Options Written	$(112,290)	$(226,396)	$—	$(338,686)
Put Options Written	—	(1,558,840)	—	(1,558,840)

Total	$(112,290)	$(1,785,236)	$—	$(1,897,526)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date: November 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2011